Equity (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Equity Share Capital

	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m
Allotted, called up and fully paid
At 1 January 2019 (ordinary shares of 19 17 ⁄ 21 p each)	197	50	96	146
Share capital consolidation	(10)	–	–	–
Exchange adjustments	–	2	3	5
At 31 December 2019 (ordinary shares of 20 340 ⁄ 399 p each)	187	52	99	151
Exchange adjustments	–	1	4	5
At 31 December 2020 (ordinary shares of 20 340 ⁄ 399 p each)	187	53	103	156
Exchange adjustments	–	–	(2)	(2)
At 31 December 2021 (ordinary shares of 20 340 ⁄ 399 p each)	187	53	101	154

Summary of Shares Held By Employee Share Trusts

	Number of shares millions	Carrying value $m	Market value $m
31 December 2021	0.9	21.7	57.3
31 December 2020	0.1	1.4	3.1
31 December 2019	0.1	4.9	9.6

Summary of Cash Flow Hedge Reserves

	Cash flow hedge reserves
	Cash flow hedge reserve $m	Cost of hedging reserve $m	Total $m
At 1 January 2019	(3)	(1)	(4)
Costs of hedging deferred and recognised in other comprehensive income	–	(6)	(6)
Change in fair value of currency swaps recognised in other comprehensive income	(34)	–	(34)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	38	–	38
At 31 December 2019	1	(7)	(6)
Costs of hedging deferred and recognised in other comprehensive income	–	(6)	(6)
Change in fair value of currency swaps recognised in other comprehensive income	(1)	–	(1)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	(13)	–	(13)
Deferred tax	4	–	4
Exchange adjustments	(2)	–	(2)
At 31 December 2020	(11)	(13)	(24)
Costs of hedging deferred and recognised in other comprehensive income	–	2	2
Change in fair value of currency swaps recognised in other comprehensive income	(62)	–	(62)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	96	–	96
Deferred tax	(7)	–	(7)
At 31 December 2021	16	(11)	5